Other income (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)
Other income
Other income		SFr 266,324	SFr 70,835		SFr 658,818
Short-term deferred income		86,481	165,389
Long term deferred income			165,390
Eurostars/Innosuisse
Other income
Proceeds from grants	SFr 380,184
Other income		244,298	49,405
Short-term deferred income		86,481	165,389
Long term deferred income			165,390
The Michael J. Fox Foundation
Other income
Proceeds from grants | $				$ 1.8
Other income					SFr 609,212
IT consultancy agreements
Other income
Other income		SFr 22,026	SFr 21,430